TRADE AND OTHER RECEIVABLES - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	276,000
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	65,400
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	89,200
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	64,400
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	57,000